Interest in joint venture - Summary of financial information in joint venture (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 430,874	$ 383,122	$ 466,544	$ 439,195
Intangible assets	13,851	10,147	13,582
Total liabilities	419,219		451,884
Operating expense	86,862	70,665
Net loss	(16,661)	(51,527)
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Cash and cash equivalents	34,324		39,318
Prepaid and other current assets	175		15
Intangible assets	48,040		48,040
Total liabilities	2,614		2,828
Net assets	79,925		$ 84,545
Operating expense	4,791	1,162
Net loss	$ 4,749	$ 1,074